SHAREHOLDERS' EQUITY (Details)	12 Months Ended
	Dec. 31, 2017 RUB (₽) ₽ / shares shares	Dec. 31, 2016 RUB (₽) ₽ / shares shares	Dec. 31, 2015 RUB (₽) shares	Dec. 31, 2014 shares
Shareholders' equity
Number of shares outstanding	1,912,042,419	1,986,899,528
Purchase of treasury shares | ₽	₽ 21,896,000,000	₽ 748,000,000	₽ 6,000,000
Common stock
Shareholders' equity
Ordinary shares authorized	1,998,381,575	1,998,381,575
Par value (in RUB per share) | ₽ / shares	₽ 0.1	₽ 0.1
Number of shares outstanding	1,998,381,575	1,998,381,575	2,066,413,562	2,066,413,562
Treasury stock
Shareholders' equity
Number of shares outstanding	(86,339,156)	(11,482,047)	(77,521,163)	(77,501,432)
Purchase of treasury shares | ₽	₽ 21,896,000,000	₽ 748,000,000	₽ 6,000,000
ADS
Shareholders' equity
Ratio of ordinary shares per each ADS	2
Number of ADSs repurchased (in shares)			33,997,667
Common stock and ADSs included in Tender Offer
Shareholders' equity
Maximum stock repurchase amount | ₽	₽ 4,647,000,000	₽ 4,935,000,000
Number of shares repurchased	16,022,364	3,060,409
Price per share | ₽ / shares	₽ 290.00
Purchase of treasury shares | ₽	₽ 4,646,000,000	₽ 747,000,000
Common stock and ADSs included in Tender Offer | Sistema
Shareholders' equity
Number of shares repurchased		1,550,495
Purchase of treasury shares | ₽		₽ 335,000,000
Common stock and ADSs included in Tender Offer | Sistema Finance
Shareholders' equity
Number of shares repurchased	16,038,892
Purchase of treasury shares | ₽	₽ 4,651,000,000
Common stock and ADSs included in the Repurchase Plan
Shareholders' equity
Maximum stock repurchase amount | ₽	₽ 20,000,000,000
Number of shares repurchased	43,647,128
Purchase of treasury shares | ₽	₽ 12,475,000,000
Common stock and ADSs included in the Repurchase Plan | Minimum
Shareholders' equity
Price per share | ₽ / shares	₽ 257
Common stock and ADSs included in the Repurchase Plan | Maximum
Shareholders' equity
Price per share | ₽ / shares	₽ 305